Note 5 - Credit Assets, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Principal amount	$ 4,329,306	$ 4,217,642	$ 3,965,167
Accrued interest	21,675	21,777	21,500
Total credit assets, net of allowance for credit losses	4,346,748	4,236,116	3,984,281
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(4,233)	(3,303)	(2,386)
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	3,401,328	3,307,328	3,078,941
Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(1,971)	(783)	(65)	$ (100)
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	927,978	910,314	886,226
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	$ (2,262)	$ (2,520)	$ (2,321)	$ (2,413)